NOTES PAYABLE, RELATED PARTIES (Details)	1 Months Ended		12 Months Ended
	Sep. 30, 2013 USD ($) Item $ / shares	Dec. 31, 2011	Dec. 31, 2014	Dec. 30, 2016	Aug. 13, 2014 $ / shares	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Debt instrument, interest rate				12.00%
Convertible note payable, related party						$ 50,000
Former President [Member] | Notes Payable, Other Payables [Member]
Related Party Transaction [Line Items]
Debt instrument, maturity date		Dec. 31, 2013
Convertible Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount	$ 50,000
Number of common stock shares debt instrument can be converted to | Item	10,000,000
Debt conversion, price per share | $ / shares	$ 0.005				$ 3.00
Debt instrument, conversion date			Feb. 24, 2014